Provisions	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions
D.2 Provisions

	Restoration 1 US$m	Employee benefits US$m	Other US$m	Total US$m
Half-year ended 30 June 2024
At 1 January 2024	7,154	522	281	7,957
Change in provision	(449)	(31)	55	(425)
Unwinding of present value discount	144	—	1	145

Carrying amount at 30 June 2024	6,849	491	337	7,677

Current	698	302	223	1,223
Non-current	6,151	189	114	6,454

Net carrying amount	6,849	491	337	7,677

Year ended 31 December 2023
At 1 January 2023	6,253	517	409	7,179
Change in provision	664	5	(128)	541
Unwinding of present value discount	237	—	—	237

Carrying amount at 31 December 2023	7,154	522	281	7,957

Current	1,011	351	144	1,506
Non-current	6,143	171	137	6,451

Net carrying amount	7,154	522	281	7,957

1.
2024 change in provision is due to a revision of discount rates of $147 million (primarily due to an increase in risk-free rates), changes in foreign exchange rates
of $84 million and provisions used of $358 million, offset by changes in estimates of $140 million.